Summary of Significant Accounting Policies, Capitalized Software Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Accounting Policies [Abstract]
Capitalized software development costs	$ 300	$ 500	$ 700
Amortization of software development costs	$ 25	$ 321	$ 560